General Information (Details) - USD ($) $ in Thousands				12 Months Ended
	Nov. 17, 2025	Sep. 08, 2024	Nov. 23, 2022	Dec. 31, 2024	Dec. 23, 2024
General Information [Line Items]
Votes cast percentage	98.00%
Segregated account				$ 2,200
Other expenses				700
Reclassified of third apollo loan				2,100
Reverse share split			1-for-20
First Apollo Loan [Member]
General Information [Line Items]
Deposit in segregated bank account		$ 11,000
Second Apollo Loan [Member]
General Information [Line Items]
Loan amount					$ 6,000
Segregated account				2,100
Fourth Apollo Loan [Member]
General Information [Line Items]
Loan amount				$ 2,200
Check Cap [Member]
General Information [Line Items]
First apollo loan amount		$ 6,000
Percentage of interest		5.00%